Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.7%

AUSTRALIA — 2.6%
WiseTech Global Ltd.	1,265,579	$77,406,465

BELGIUM — 1.0%
Umicore SA	1,450,813	31,278,934

BRAZIL — 7.7%
MercadoLibre, Inc. *	121,523	183,737,915
NU Holdings Ltd., Class A *	3,965,846	47,312,543
		231,050,458
CANADA — 1.3%
Kinaxis, Inc. *	178,405	20,283,024
Shopify, Inc., Class A *	260,945	20,137,125
		40,420,149
CHINA — 8.2%
Ganfeng Lithium Group Co., Ltd., Class H	1,634,000	5,008,734
Meituan, Class B *	5,932,650	73,233,192
PDD Holdings, Inc. ADR *	605,301	70,366,241
Tencent Holdings Ltd.	2,312,200	90,060,060
Wuxi Biologics Cayman, Inc. *	6,260,500	11,452,719
		250,120,946
DENMARK — 5.4%
Ambu A/S, B Shares *	1,624,439	26,735,066
Genmab A/S *	283,992	85,148,943
Vestas Wind Systems A/S *	1,895,246	52,865,249
		164,749,258
FRANCE — 6.1%
Hermes International	6,004	15,344,909
Kering	153,456	60,781,382
L'Oreal SA	206,665	97,870,687
SOITEC *	96,294	9,943,811
		183,940,789
GERMANY — 2.8%
AIXTRON SE	1,140,154	30,103,563
HelloFresh SE *	1,110,944	7,924,169
Zalando SE *	1,640,146	46,900,407
		84,928,139
HONG KONG — 2.7%
AIA Group Ltd.	9,269,400	62,351,304
Hong Kong Exchanges & Clearing Ltd.	657,501	19,158,442
		81,509,746
INDIA — 0.5%
HDFC Bank Ltd.	878,503	15,319,003

ISRAEL — 3.1%
Mobileye Global, Inc., Class A *	490,364	15,765,203
Wix.com Ltd. *	555,671	76,393,649
		92,158,852
ITALY — 5.5%
Ferrari NV	326,543	142,384,339

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Prysmian SpA	381,101	$19,875,923
Wizz Air Holdings PLC *	93,885	2,540,814
		164,801,076
JAPAN — 5.5%
CyberAgent, Inc.	1,328,800	9,663,891
GMO Payment Gateway, Inc.	210,600	13,639,748
M3, Inc.	2,136,000	30,739,898
NIDEC Corp.	903,000	37,446,739
SBI Holdings, Inc.	822,200	21,566,433
SMC Corp.	95,000	53,595,221
		166,651,930
NETHERLANDS — 17.2%
Adyen NV *	92,418	156,106,654
Argenx SE *	223,082	87,955,277
ASML Holding NV	221,617	214,849,227
EXOR NV	557,751	62,070,095
		520,981,253
NEW ZEALAND — 1.0%
Xero Ltd. *	338,767	29,414,949

NORWAY — 0.5%
AutoStore Holdings Ltd. *	7,788,131	14,405,468

SINGAPORE — 0.8%
Sea Ltd. ADR *	434,498	23,336,888

SOUTH KOREA — 3.4%
Coupang, Inc. *	3,799,496	67,593,034
Delivery Hero SE *	1,310,316	37,467,741
		105,060,775
SWEDEN — 4.4%
Atlas Copco AB, A Shares	6,689,589	112,977,499
Kinnevik AB, B Shares *	1,897,274	21,278,651
		134,256,150
SWITZERLAND — 1.7%
Temenos AG	284,653	20,361,337
VAT Group AG	58,283	30,108,645
		50,469,982
TAIWAN — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,630,000	134,873,485

UNITED KINGDOM — 2.4%
Ocado Group PLC *	5,227,773	29,980,573
Wise PLC, Class A *	3,527,667	41,236,198
		71,216,771

UNITED STATES — 8.4%
Atlassian Corp., Class A *	89,479	17,458,248
Elastic NV *	579,999	58,139,100
SolarEdge Technologies, Inc. *	95,841	6,802,794

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Spotify Technology SA *	653,809	$172,540,195
		254,940,337

Total Common Stocks
(cost $1,975,269,798)		2,923,291,803

PREFERRED STOCKS — 1.9%

GERMANY — 1.9%
Sartorius AG 0.39%	142,712	56,672,431

Total Preferred Stocks
(cost $30,790,515)		56,672,431

TOTAL INVESTMENTS — 98.6%
(cost $2,006,060,313)		$2,979,964,234
Other assets less liabilities — 1.4%		42,646,564
NET ASSETS — 100.0%		$3,022,610,798

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$779,865,959	$2,143,425,844	$—	$2,923,291,803
Preferred Stocks**	—	56,672,431	—	56,672,431
Total	$779,865,959	$2,200,098,275	$—	$2,979,964,234

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.